Schedule of Investments (unaudited) September 30, 2023	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.0%
Ampol Ltd.	136,055	$2,937,445
ANZ Group Holdings Ltd.	1,708,958	28,029,755
APA Group	689,428	3,667,639
Aristocrat Leisure Ltd.	334,592	8,741,695
ASX Ltd.	112,970	4,132,220
Aurizon Holdings Ltd.	1,051,302	2,350,625
BHP Group Ltd., Class DI	2,880,681	80,920,654
BlueScope Steel Ltd.	257,109	3,183,908
Brambles Ltd.	790,028	7,257,616
Cochlear Ltd.	37,336	6,115,010
Coles Group Ltd.	761,077	7,596,196
Commonwealth Bank of Australia	953,155	60,883,767
Computershare Ltd.	325,816	5,429,569
CSL Ltd.	274,300	44,190,557
Dexus	614,076	2,862,510
EBOS Group Ltd.	87,167	1,785,680
Endeavour Group Ltd.	820,281	2,769,493
Fortescue Metals Group Ltd.	962,970	12,800,806
Glencore PLC	5,989,278	34,105,997
Goodman Group	964,112	13,213,951
GPT Group	1,093,667	2,723,477
IDP Education Ltd.	141,867	1,941,478
IGO Ltd.	387,559	3,110,170
Insurance Australia Group Ltd.	1,380,122	5,006,461
Lendlease Corp. Ltd.	397,923	1,824,880
Lottery Corp. Ltd.	1,272,421	3,845,267
Macquarie Group Ltd.	208,782	22,358,062
Medibank Pvt Ltd.	1,573,203	3,472,266
Mineral Resources Ltd.	98,537	4,231,350
Mirvac Group	2,243,815	3,049,765
National Australia Bank Ltd.	1,785,284	33,142,615
Newcrest Mining Ltd.	508,505	8,012,272
Northern Star Resources Ltd.	651,321	4,324,934
Orica Ltd.	258,523	2,577,659
Origin Energy Ltd.	979,641	5,516,296
Pilbara Minerals Ltd.	1,525,388	4,161,545
Qantas Airways Ltd.(a)	480,500	1,590,688
QBE Insurance Group Ltd.	848,475	8,499,378
Ramsay Health Care Ltd.	104,541	3,469,758
REA Group Ltd.	30,172	2,979,860
Reece Ltd.	132,473	1,576,871
Rio Tinto Ltd.	211,092	15,225,605
Rio Tinto PLC	640,230	40,201,606
Santos Ltd.	1,846,848	9,310,010
Scentre Group	2,951,511	4,637,900
SEEK Ltd.	206,735	2,920,563
Sonic Healthcare Ltd.	256,370	4,895,369
South32 Ltd.	2,576,082	5,562,290
Stockland	1,365,337	3,417,123
Suncorp Group Ltd.	720,220	6,416,896
Telstra Group Ltd.	2,299,651	5,681,613
Transurban Group	1,751,755	14,234,159
Treasury Wine Estates Ltd.	414,936	3,276,603
Vicinity Ltd.	2,209,188	2,394,209
Washington H Soul Pattinson & Co. Ltd.	133,422	2,783,271
Wesfarmers Ltd.	645,142	21,834,164
Westpac Banking Corp.	1,995,438	26,973,431
WiseTech Global Ltd.	93,664	3,888,025

Security	Shares	Value

Australia (continued)
Woodside Energy Group Ltd.	1,079,725	$25,104,770
Woolworths Group Ltd.	693,015	16,591,605

		675,739,357

Austria — 0.2%
Erste Group Bank AG	195,525	6,752,821
OMV AG	84,332	4,028,080
Verbund AG	38,721	3,150,017
Voestalpine AG	66,482	1,809,993

		15,740,911

Belgium — 0.8%
Ageas SA/NV	90,278	3,718,226
Anheuser-Busch InBev SA	493,929	27,381,521
D’ieteren Group	12,217	2,059,708
Elia Group SA/NV	16,723	1,636,529
Groupe Bruxelles Lambert NV	54,224	4,034,820
KBC Group NV	142,334	8,861,231
Lotus Bakeries NV	237	1,926,870
Sofina SA	8,697	1,757,789
Solvay SA	42,314	4,676,088
UCB SA	71,894	5,888,783
Umicore SA	120,288	2,848,007
Warehouses De Pauw CVA	93,167	2,302,503

		67,092,075

Chile — 0.0%
Antofagasta PLC	224,243	3,892,802

China — 0.1%
BOC Hong Kong Holdings Ltd.	2,104,034	5,743,740
Budweiser Brewing Co. APAC Ltd.(b)	979,000	1,923,942
Futu Holdings Ltd., ADR(a)(c)	31,411	1,815,870
Wilmar International Ltd.	1,096,783	2,984,664

		12,468,216

Denmark — 3.2%
AP Moller - Maersk A/S, Class A	1,720	3,043,882
AP Moller - Maersk A/S, Class B	2,758	4,961,351
Carlsberg A/S, Class B	55,998	7,060,508
Chr Hansen Holding A/S	59,982	3,669,277
Coloplast A/S, Class B	77,695	8,221,453
Danske Bank A/S	392,225	9,101,965
Demant A/S(a)	53,310	2,201,237
DSV A/S	105,854	19,724,910
Genmab A/S(a)	37,553	13,295,660
Novo Nordisk A/S, Class B	1,856,473	169,034,060
Novozymes A/S, B Shares	114,734	4,616,306
Orsted A/S(b)	107,572	5,852,259
Pandora A/S	48,079	4,961,331
ROCKWOOL A/S, B Shares	5,122	1,237,913
Tryg A/S	198,550	3,633,342
Vestas Wind Systems A/S(a)	574,262	12,285,695

		272,901,149

Finland — 1.1%
Elisa OYJ	81,690	3,788,222
Fortum OYJ	255,115	2,958,582
Kesko OYJ, B Shares	155,940	2,793,858
Kone OYJ, Class B	193,279	8,144,786
Metso OYJ	378,630	3,970,642
Neste OYJ	240,577	8,148,012
Nokia OYJ	3,042,669	11,440,654
Nordea Bank Abp	1,831,875	20,084,177
Orion OYJ, Class B	61,037	2,397,890

1

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Sampo OYJ, A Shares	261,511	$11,305,509
Stora Enso OYJ, Class R, R Shares	330,739	4,145,274
UPM-Kymmene OYJ	303,509	10,392,408
Wartsila OYJ Abp	269,187	3,050,946

		92,620,960

France — 11.5%
Accor SA	104,577	3,517,385
Aeroports de Paris	16,962	2,000,348
Air Liquide SA	297,828	50,163,615
Airbus SE	337,094	45,119,519
Alstom SA	162,857	3,870,653
Amundi SA(b)	35,378	1,987,068
Arkema SA	34,276	3,374,151
AXA SA	1,043,590	30,962,127
BioMerieux	23,909	2,312,974
BNP Paribas SA	596,618	37,936,716
Bollore SE	419,547	2,251,793
Bouygues SA	108,423	3,790,967
Bureau Veritas SA	167,991	4,165,521
Capgemini SE	93,772	16,362,631
Carrefour SA	339,078	5,823,699
Cie de Saint-Gobain	263,034	15,742,684
Cie Generale des Etablissements Michelin SCA	385,779	11,807,522
Covivio SA	27,223	1,207,522
Credit Agricole SA	688,272	8,462,168
Danone SA	366,145	20,195,731
Dassault Aviation SA	11,732	2,209,721
Dassault Systemes SE	380,986	14,150,743
Edenred	141,928	8,878,451
Eiffage SA	41,455	3,934,809
Engie SA	1,038,620	15,928,440
EssilorLuxottica SA	167,660	29,163,719
Eurazeo SE	24,069	1,432,227
Gecina SA	26,302	2,681,700
Getlink SE	201,508	3,212,420
Hermes International	18,010	32,829,117
Ipsen SA	20,865	2,733,771
Kering SA	42,332	19,234,087
Klepierre SA	122,834	3,007,661
La Francaise des Jeux SAEM(b)	59,977	1,948,032
Legrand SA	151,726	13,941,538
L’Oreal SA	137,149	56,836,199
LVMH Moet Hennessy Louis Vuitton SE	157,020	118,523,474
Orange SA	1,058,850	12,145,290
Pernod Ricard SA	116,292	19,361,444
Publicis Groupe SA	130,153	9,851,623
Remy Cointreau SA	13,305	1,622,096
Renault SA	109,744	4,490,337
Safran SA	194,370	30,459,560
Sanofi	646,071	69,372,034
Sartorius Stedim Biotech	15,789	3,756,257
Schneider Electric SE	309,456	50,995,895
SEB SA	14,642	1,365,909
Societe Generale SA	413,630	10,008,855
Sodexo SA	50,310	5,179,291
Teleperformance	33,923	4,259,249
Thales SA	59,768	8,399,980
TotalEnergies SE	1,278,575	84,065,435
Unibail-Rodamco-Westfield(a)	67,206	3,304,886
Valeo	118,231	2,028,839
Veolia Environnement SA	386,463	11,171,156

Security	Shares	Value

France (continued)
Vinci SA	302,220	$33,434,907
Vivendi SE	385,063	3,372,426
Wendel SE	15,654	1,237,366
Worldline SA(a)(b)	136,981	3,845,230

		975,428,968

Germany — 7.7%
Adidas AG	92,121	16,158,813
Allianz SE, Registered Shares	229,345	54,578,632
BASF SE	508,291	23,007,764
Bayer AG, Registered Shares	558,656	26,829,112
Bayerische Motoren Werke AG	171,162	17,384,429
Bechtle AG	47,563	2,215,021
Beiersdorf AG	57,320	7,393,651
Brenntag SE	83,464	6,458,168
Carl Zeiss Meditec AG	22,979	2,003,143
Commerzbank AG	605,331	6,870,109
Continental AG, Class A	62,553	4,395,103
Covestro AG(a)(b)	109,863	5,907,874
Daimler Truck Holding AG	280,783	9,721,898
Delivery Hero SE(a)(b)	100,398	2,866,712
Deutsche Bank AG, Registered Shares	1,102,176	12,113,212
Deutsche Boerse AG	108,044	18,658,852
Deutsche Lufthansa AG, Registered Shares(a)	341,660	2,703,691
Deutsche Post AG, Registered Shares	563,673	22,871,325
Deutsche Telekom AG, Registered Shares	1,843,109	38,662,517
E.ON SE	1,276,689	15,098,135
Evonik Industries AG	120,002	2,188,858
Fresenius Medical Care AG & Co. KGaA	116,755	5,019,525
Fresenius SE & Co. KGaA	240,214	7,461,099
GEA Group AG	86,791	3,198,626
Hannover Rueck SE	34,289	7,523,649
Heidelberg Materials AG	82,351	6,378,115
HelloFresh SE(a)	88,234	2,621,829
Henkel AG & Co. KGaA	57,836	3,646,655
Infineon Technologies AG	742,613	24,595,891
Knorr-Bremse AG	41,447	2,627,627
LEG Immobilien SE(a)	42,448	2,919,031
Mercedes-Benz Group AG, Registered Shares	456,273	31,755,107
Merck KGaA	73,494	12,251,989
MTU Aero Engines AG	30,447	5,514,241
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	77,603	30,222,682
Nemetschek SE	33,179	2,019,225
Puma SE	60,037	3,712,229
Rational AG	2,955	1,869,638
Rheinmetall AG	24,770	6,372,117
RWE AG	359,538	13,345,975
SAP SE	593,801	76,862,809
Scout24 SE(b)	42,365	2,937,526
Siemens AG, Registered Shares	432,174	61,761,396
Siemens Energy AG(a)	298,011	3,883,887
Siemens Healthineers AG(b)(c)	160,359	8,111,256
Symrise AG, Class A	75,507	7,188,177
Talanx AG(a)	35,971	2,276,602
Telefonica Deutschland Holding AG	503,883	901,230
Volkswagen AG	16,100	2,114,376
Vonovia SE	416,923	9,988,767
Wacker Chemie AG	10,367	1,480,397
Zalando SE(a)(b)	124,917	2,775,449

		651,424,141

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong — 2.1%
AIA Group Ltd.	6,568,283	$53,118,638
CK Asset Holdings Ltd.	1,123,589	5,901,752
CK Hutchison Holdings Ltd.	1,524,617	8,094,324
CK Infrastructure Holdings Ltd.	373,844	1,763,926
CLP Holdings Ltd.	933,761	6,894,780
ESR Group Ltd.(b)	1,271,000	1,776,816
Galaxy Entertainment Group Ltd.	1,242,058	7,432,004
Hang Lung Properties Ltd.	1,016,565	1,390,821
Hang Seng Bank Ltd.	434,848	5,395,366
Henderson Land Development Co. Ltd.	825,774	2,168,446
HKT Trust & HKT Ltd., Class SS	2,155,417	2,247,602
Hong Kong & China Gas Co. Ltd.	6,515,383	4,533,316
Hong Kong Exchanges & Clearing Ltd.	660,743	24,521,997
Hongkong Land Holdings Ltd.	629,693	2,245,677
Jardine Matheson Holdings Ltd.	90,586	4,197,891
Link REIT	1,438,091	7,031,591
MTR Corp. Ltd.	885,033	3,496,246
New World Development Co. Ltd.	880,824	1,707,825
Power Assets Holdings Ltd.	810,118	3,912,469
Sino Land Co. Ltd.	2,169,975	2,440,430
SITC International Holdings Co. Ltd.	782,000	1,312,045
Sun Hung Kai Properties Ltd.	824,088	8,792,983
Swire Pacific Ltd., Class A	243,700	1,641,445
Swire Properties Ltd.	692,336	1,439,864
Techtronic Industries Co., Ltd.	782,631	7,555,195
WH Group Ltd.(b)	4,742,107	2,482,102
Wharf Real Estate Investment Co. Ltd.	949,245	3,658,328
Xinyi Glass Holdings Ltd.	932,000	1,200,952

		178,354,831

Ireland — 1.2%
AerCap Holdings NV(a)	96,405	6,041,701
AIB Group PLC	780,020	3,496,215
Bank of Ireland Group PLC	600,857	5,873,745
CRH PLC	428,058	23,600,612
Experian PLC	523,175	17,111,780
Flutter Entertainment PLC, Class DI(a)	100,415	16,380,732
James Hardie Industries PLC(a)	250,276	6,545,526
Kerry Group PLC, Class A	90,636	7,573,039
Kingspan Group PLC(a)	87,940	6,567,642
Smurfit Kappa Group PLC	150,208	4,989,874

		98,180,866

Isle of Man — 0.1%
Entain PLC	363,211	4,119,472

Israel — 0.7%
Azrieli Group Ltd.	24,689	1,267,359
Bank Hapoalim BM	724,308	6,453,292
Bank Leumi Le-Israel BM	880,453	7,295,302
Check Point Software Technologies Ltd.(a)	53,223	7,093,561
CyberArk Software Ltd.(a)(c)	23,864	3,908,207
Elbit Systems Ltd.	15,175	3,007,777
Global-e Online Ltd.(a)(c)	52,429	2,083,528
ICL Group Ltd.	456,195	2,517,329
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	725,409	3,931,824
Mizrahi Tefahot Bank Ltd.	88,008	3,195,990
Monday.com Ltd.(a)	12,608	2,007,446
Nice Ltd.(a)	36,572	6,237,679

Security	Shares	Value

Israel (continued)
Teva Pharmaceutical Industries Ltd., ADR(a)(c)	634,733	$6,474,277
Wix.com Ltd.(a)	30,696	2,817,893

		58,291,467

Italy — 2.1%
Amplifon SpA	71,089	2,104,309
Assicurazioni Generali SpA	576,346	11,764,599
Davide Campari-Milano NV	297,245	3,499,265
DiaSorin SpA	12,726	1,158,862
Enel SpA	4,625,030	28,364,116
Eni SpA	1,343,810	21,586,706
Ferrari NV	71,679	21,129,929
FinecoBank Banca Fineco SpA	349,377	4,218,822
Infrastrutture Wireless Italiane SpA(b)	191,874	2,279,919
Intesa Sanpaolo SpA	8,837,045	22,633,589
Mediobanca Banca di Credito Finanziario SpA	319,433	4,211,437
Moncler SpA	117,125	6,787,977
Nexi SpA(a)(b)	336,986	2,053,281
Poste Italiane SpA(b)	297,957	3,128,938
Prysmian SpA	148,003	5,940,584
Recordati Industria Chimica e Farmaceutica SpA	59,460	2,802,070
Snam SpA	1,146,692	5,380,589
Telecom Italia SpA(a)	5,688,866	1,774,161
Terna - Rete Elettrica Nazionale	800,088	6,017,810
UniCredit SpA	1,048,443	24,980,601

		181,817,564

Japan — 22.6%
Advantest Corp.	435,600	12,150,415
Aeon Co. Ltd.	371,846	7,365,559
AGC, Inc.	109,948	3,853,390
Aisin Corp.	84,646	3,198,351
Ajinomoto Co., Inc.	256,054	9,873,091
ANA Holdings, Inc.(a)	92,111	1,928,624
Asahi Group Holdings Ltd.	273,902	10,231,485
Asahi Intecc Co. Ltd.	124,700	2,235,668
Asahi Kasei Corp.	716,868	4,512,303
Astellas Pharma, Inc.	1,029,043	14,243,621
Azbil Corp.	65,600	2,004,042
Bandai Namco Holdings, Inc.	340,812	6,932,281
BayCurrent Consulting, Inc.	75,400	2,512,541
Bridgestone Corp.	324,641	12,650,592
Brother Industries Ltd.	134,863	2,172,378
Canon, Inc.	568,848	13,702,770
Capcom Co. Ltd.	98,500	3,545,181
Central Japan Railway Co.	410,200	9,975,239
Chiba Bank Ltd.	297,370	2,160,419
Chubu Electric Power Co., Inc.	366,411	4,664,371
Chugai Pharmaceutical Co. Ltd.	381,930	11,776,445
Concordia Financial Group Ltd.	602,670	2,745,475
CyberAgent, Inc.	247,016	1,329,698
Dai Nippon Printing Co. Ltd.	122,968	3,199,400
Daifuku Co. Ltd.	173,528	3,275,621
Dai-ichi Life Holdings, Inc.	534,800	11,040,578
Daiichi Sankyo Co. Ltd.	1,051,862	28,797,141
Daikin Industries Ltd.	149,968	23,510,732
Daito Trust Construction Co. Ltd.	35,270	3,715,116
Daiwa House Industry Co. Ltd.	337,376	9,054,962
Daiwa House REIT Investment Corp.	1,262	2,226,605
Daiwa Securities Group, Inc.	758,552	4,374,234
Denso Corp.	985,560	15,814,172
Dentsu Group, Inc.	115,982	3,411,223

3

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Disco Corp.	52,377	$9,676,970
East Japan Railway Co.	171,944	9,839,823
Eisai Co. Ltd.	143,315	7,943,055
ENEOS Holdings, Inc.	1,629,763	6,414,972
FANUC Corp.	541,855	14,092,252
Fast Retailing Co. Ltd.	99,523	21,677,623
Fuji Electric Co. Ltd.	72,494	3,264,814
FUJIFILM Holdings Corp.	212,208	12,276,350
Fujitsu Ltd.	100,104	11,773,340
GLP J-REIT	2,608	2,331,052
GMO Payment Gateway, Inc.	24,500	1,336,808
Hakuhodo DY Holdings, Inc.	121,792	1,000,406
Hamamatsu Photonics KK	79,787	3,355,339
Hankyu Hanshin Holdings, Inc.	130,163	4,441,242
Hikari Tsushin, Inc.	11,306	1,721,853
Hirose Electric Co. Ltd.	17,092	1,977,079
Hitachi Construction Machinery Co. Ltd.	61,905	1,878,557
Hitachi Ltd.	533,513	33,065,819
Honda Motor Co. Ltd.	2,626,605	29,548,497
Hoshizaki Corp.	62,630	2,174,155
Hoya Corp.	201,378	20,624,618
Hulic Co. Ltd.	222,367	1,993,926
Ibiden Co. Ltd.	64,400	3,415,797
Idemitsu Kosan Co. Ltd.	110,100	2,524,055
Iida Group Holdings Co. Ltd.	90,422	1,500,503
Inpex Corp.	552,000	8,279,075
Isuzu Motors Ltd.	331,582	4,168,517
ITOCHU Corp.	675,973	24,412,033
Japan Airlines Co. Ltd.	80,162	1,557,481
Japan Exchange Group, Inc.	285,536	5,289,922
Japan Metropolitan Fund Invest	3,990	2,587,724
Japan Post Bank Co. Ltd.	822,900	7,160,743
Japan Post Holdings Co. Ltd.	1,279,329	10,234,811
Japan Post Insurance Co. Ltd.	109,000	1,833,200
Japan Real Estate Investment Corp.	737	2,871,898
Japan Tobacco, Inc.	682,341	15,699,328
JFE Holdings, Inc.	279,512	4,093,256
JSR Corp.	101,928	2,734,455
Kajima Corp.	240,477	3,914,486
Kansai Electric Power Co., Inc.	400,351	5,542,676
Kao Corp.	264,907	9,818,777
Kawasaki Kisen Kaisha Ltd.	78,400	2,675,468
KDDI Corp.	851,175	26,054,862
Keio Corp.	57,529	1,977,740
Keisei Electric Railway Co. Ltd.	73,787	2,555,857
Keyence Corp.	110,680	40,932,294
Kikkoman Corp.	76,764	4,023,413
Kintetsu Group Holdings Co. Ltd.	102,998	2,920,270
Kirin Holdings Co. Ltd.	438,455	6,138,562
Kobayashi Pharmaceutical Co. Ltd., Series R186	28,365	1,265,106
Kobe Bussan Co. Ltd.	85,900	2,011,043
Koei Tecmo Holdings Co. Ltd.	67,900	964,694
Koito Manufacturing Co. Ltd.	119,894	1,807,967
Komatsu Ltd.	525,854	14,182,870
Konami Group Corp.	57,299	3,021,056
Kose Corp.	19,159	1,388,683
Kubota Corp.	575,689	8,468,854
Kurita Water Industries Ltd.	59,729	2,078,498
Kyocera Corp.	182,500	9,252,330
Kyowa Kirin Co. Ltd.	149,897	2,606,240
Lasertec Corp.	42,900	6,671,482
Lixil Corp.	163,927	1,905,113
M3, Inc.	252,713	4,583,894

Security	Shares	Value

Japan (continued)
Makita Corp.	127,339	$3,140,077
Marubeni Corp.	820,964	12,797,387
MatsukiyoCocokara & Co.	195,000	3,493,039
Mazda Motor Corp.	324,598	3,685,646
McDonald’s Holdings Co. Japan Ltd.	47,894	1,829,997
MEIJI Holdings Co. Ltd.	132,168	3,284,911
MINEBEA MITSUMI, Inc.	206,408	3,363,018
MISUMI Group, Inc.	163,556	2,546,970
Mitsubishi Chemical Group Corp.	731,109	4,606,036
Mitsubishi Corp.	653,897	31,158,406
Mitsubishi Electric Corp.	1,098,921	13,576,576
Mitsubishi Estate Co. Ltd.	640,082	8,350,519
Mitsubishi HC Capital, Inc.	458,773	3,056,839
Mitsubishi Heavy Industries Ltd.	182,205	10,162,831
Mitsubishi UFJ Financial Group, Inc.	6,493,370	55,025,827
Mitsui & Co. Ltd.	746,700	27,082,765
Mitsui Chemicals, Inc.	96,251	2,493,679
Mitsui Fudosan Co. Ltd.	505,920	11,142,380
Mitsui OSK Lines Ltd.	196,700	5,405,130
Mizuho Financial Group, Inc.	1,371,751	23,289,507
MonotaRO Co. Ltd.	143,100	1,525,616
MS&AD Insurance Group Holdings, Inc.	243,824	8,922,567
Murata Manufacturing Co. Ltd.	979,875	17,875,027
NEC Corp.	139,674	7,713,162
Nexon Co. Ltd.	194,248	3,470,947
NGK Insulators Ltd.	133,668	1,771,579
Nidec Corp.	237,320	10,957,878
Nintendo Co. Ltd.	590,820	24,550,309
Nippon Building Fund, Inc.	875	3,543,343
Nippon Express Holdings, Inc.	41,070	2,143,024
Nippon Paint Holdings Co. Ltd.	537,180	3,607,769
Nippon Prologis REIT, Inc.	1,270	2,371,050
Nippon Sanso Holdings Corp.	99,493	2,355,645
Nippon Steel Corp.	486,356	11,394,409
Nippon Telegraph & Telephone Corp.	16,992,200	20,112,559
Nippon Yusen KK	275,566	7,155,022
Nissan Chemical Corp.	72,611	3,086,655
Nissan Motor Co. Ltd.	1,320,015	5,825,546
Nissin Foods Holdings Co. Ltd.	35,241	2,928,275
Nitori Holdings Co. Ltd.	45,823	5,109,055
Nitto Denko Corp.	80,926	5,306,753
Nomura Holdings, Inc.	1,709,018	6,843,641
Nomura Real Estate Holdings, Inc.	61,958	1,555,489
Nomura Real Estate Master Fund, Inc.	2,423	2,713,770
Nomura Research Institute Ltd.	219,163	5,696,422
NTT Data Corp.	360,317	4,821,529
Obayashi Corp.	370,734	3,262,413
Obic Co. Ltd.	39,694	6,014,452
Odakyu Electric Railway Co. Ltd.	175,385	2,620,562
Oji Holdings Corp.	491,726	2,068,800
Olympus Corp.	720,012	9,348,263
Omron Corp.	98,928	4,402,437
Ono Pharmaceutical Co. Ltd.	220,431	4,227,507
Open House Group Co. Ltd.	44,700	1,515,646
Oracle Corp.	21,735	1,610,024
Oriental Land Co. Ltd.	620,420	20,354,523
ORIX Corp.	667,100	12,456,354
Osaka Gas Co. Ltd.	213,208	3,508,314
Otsuka Corp.	65,282	2,761,982
Otsuka Holdings Co. Ltd.	222,055	7,884,083
Pan Pacific International Holdings Corp.	217,836	4,571,713
Panasonic Holdings Corp.	1,256,057	14,178,081
Persol Holdings Co. Ltd.	1,045,750	1,698,522

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Rakuten Group, Inc.	849,900	$3,492,062
Recruit Holdings Co. Ltd.	819,794	25,081,608
Renesas Electronics Corp.(a)	723,908	11,057,660
Resona Holdings, Inc.	1,216,699	6,727,347
Ricoh Co. Ltd.	315,081	2,718,505
Rohm Co. Ltd.	199,600	3,752,331
SBI Holdings, Inc.	139,397	2,933,722
SCSK Corp.	87,600	1,527,290
Secom Co. Ltd.	119,357	8,097,270
Seiko Epson Corp.	164,703	2,586,588
Sekisui Chemical Co. Ltd.	216,478	3,114,458
Sekisui House Ltd.	339,199	6,750,547
Seven & i Holdings Co. Ltd.	428,459	16,774,247
SG Holdings Co. Ltd.	181,804	2,327,429
Sharp Corp.(a)	130,969	815,367
Shimadzu Corp.	135,363	3,590,541
Shimano, Inc.	43,770	5,858,374
Shimizu Corp.	320,706	2,227,716
Shin-Etsu Chemical Co. Ltd.	1,035,930	30,089,253
Shionogi & Co. Ltd.	148,621	6,629,157
Shiseido Co. Ltd.	227,478	7,971,770
Shizuoka Financial Group, Inc.	260,501	2,122,947
SMC Corp.	32,541	14,586,901
SoftBank Corp.	1,633,900	18,492,963
SoftBank Group Corp.	585,100	24,647,632
Sompo Holdings, Inc.	168,042	7,201,736
Sony Group Corp.	717,068	58,638,631
Square Enix Holdings Co. Ltd.	49,000	1,679,002
Subaru Corp.	349,946	6,804,516
SUMCO Corp.	199,915	2,601,487
Sumitomo Chemical Co. Ltd.	800,360	2,176,913
Sumitomo Corp.	594,640	11,867,775
Sumitomo Electric Industries Ltd.	406,280	4,894,421
Sumitomo Metal Mining Co. Ltd.	141,715	4,161,620
Sumitomo Mitsui Financial Group, Inc.	722,327	35,485,059
Sumitomo Mitsui Trust Holdings, Inc.	186,326	7,014,620
Sumitomo Realty & Development Co. Ltd.	161,249	4,186,269
Suntory Beverage & Food Ltd.	79,340	2,414,547
Suzuki Motor Corp.	209,419	8,423,035
Sysmex Corp.	95,422	4,534,183
T&D Holdings, Inc.	284,706	4,681,990
Taisei Corp.	95,910	3,375,645
Takeda Pharmaceutical Co. Ltd.	899,808	27,890,900
TDK Corp.	221,074	8,173,164
Terumo Corp.	382,606	10,127,904
TIS, Inc.	124,700	2,742,050
Tobu Railway Co. Ltd.	107,798	2,770,576
Toho Co. Ltd.	64,582	2,203,253
Tokio Marine Holdings, Inc.	1,024,861	23,729,308
Tokyo Electric Power Co. Holdings, Inc.(a)	868,112	3,872,344
Tokyo Electron Ltd.	268,179	36,631,171
Tokyo Gas Co. Ltd.	222,555	5,045,909
Tokyu Corp.	284,265	3,277,448
TOPPAN, Inc.	138,600	3,315,500
Toray Industries, Inc.	791,714	4,119,337
Toshiba Corp.(a)	77,236	2,378,240
Tosoh Corp.	151,174	1,938,216
TOTO Ltd.	75,487	1,947,928
Toyota Industries Corp.	83,400	6,564,869
Toyota Motor Corp.	6,030,345	108,186,349
Toyota Tsusho Corp.	120,781	7,103,859
Trend Micro, Inc.	76,434	2,893,281

Security	Shares	Value

Japan (continued)
Unicharm Corp.	229,502	$8,114,667
USS Co. Ltd.	117,363	1,940,167
Welcia Holdings Co. Ltd.	52,200	901,438
West Japan Railway Co.	124,840	5,165,981
Yakult Honsha Co. Ltd.	146,964	3,569,305
Yamaha Corp.	80,164	2,189,409
Yamaha Motor Co. Ltd.	169,927	4,466,868
Yamato Holdings Co. Ltd.	151,162	2,460,347
Yaskawa Electric Corp.	136,445	4,913,527
Yokogawa Electric Corp.	131,163	2,531,538
Z Holdings Corp.	1,498,227	4,156,247
Zensho Holdings Co. Ltd.	53,900	2,340,585
ZOZO, Inc.	76,151	1,394,415

		1,920,220,797

Jordan — 0.0%
Hikma Pharmaceuticals PLC	91,132	2,314,130

Luxembourg — 0.2%
ArcelorMittal SA(a)	290,970	7,284,741
Eurofins Scientific SE	76,751	4,325,468
Tenaris SA	268,525	4,241,607

		15,851,816

Macau — 0.1%
Sands China Ltd.(a)	1,386,060	4,214,980

Netherlands — 4.6%
ABN AMRO Bank NV(b)	230,591	3,258,840
Adyen NV(a)(b)	12,344	9,152,259
Aegon NV	959,623	4,625,105
Akzo Nobel NV	97,007	6,994,052
Argenx SE(a)	31,819	15,553,992
ASM International NV	26,702	11,150,554
ASML Holding NV(a)	229,245	134,967,995
ASR Nederland NV	90,500	3,386,250
BE Semiconductor Industries NV	43,784	4,282,355
Euronext NV(b)	50,255	3,495,694
EXOR NV	61,670	5,454,627
Ferrovial SE	294,395	8,995,824
Heineken Holding NV	73,705	5,554,498
Heineken NV	163,772	14,438,385
IMCD NV	32,536	4,113,680
ING Groep NV, Series N	2,058,237	27,127,701
JDE Peet’s NV	71,381	1,993,853
Koninklijke Ahold Delhaize NV	552,311	16,646,480
Koninklijke KPN NV	1,829,011	6,025,977
Koninklijke Philips NV(a)(c)	528,077	10,536,323
NN Group NV	144,144	4,620,994
OCI NV	60,672	1,687,111
Prosus NV(a)	869,258	25,613,580
QIAGEN NV(a)	129,672	5,232,210
Randstad NV	64,012	3,536,411
Stellantis NV	1,258,087	24,090,385
Universal Music Group NV	465,917	12,158,649
Wolters Kluwer NV	146,437	17,729,921

		392,423,705

New Zealand — 0.2%
Auckland International Airport Ltd.	715,168	3,390,511
Fisher & Paykel Healthcare Corp. Ltd.	329,484	4,248,063
Mercury NZ Ltd.	415,437	1,517,973
Meridian Energy Ltd.	736,837	2,266,041

5

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand (continued)
Spark New Zealand Ltd.	1,033,868	$2,976,341
Xero Ltd.(a)	81,498	5,861,160

		20,260,089

Norway — 0.7%
Adevinta ASA(a)	164,486	1,620,471
Aker BP ASA	179,700	4,961,887
DNB Bank ASA	526,325	10,574,800
Equinor ASA	512,315	16,789,603
Gjensidige Forsikring ASA	115,606	1,696,344
Kongsberg Gruppen ASA	50,951	2,099,872
Mowi ASA	249,765	4,414,666
Norsk Hydro ASA	754,203	4,719,681
Orkla ASA	427,098	3,189,967
Salmar ASA	41,387	2,096,187
Telenor ASA	390,080	4,423,755
Yara International ASA	95,093	3,590,678

		60,177,911

Portugal — 0.2%
Banco Espirito Santo SA, Class N, Registered Shares(d)	47,542	—
EDP - Energias de Portugal SA	1,784,435	7,419,582
Galp Energia SGPS SA	278,128	4,119,664
Jeronimo Martins SGPS SA	161,678	3,630,999

		15,170,245

Singapore — 1.4%
CapitaLand Ascendas REIT	2,165,875	4,344,042
CapitaLand Integrated Commercial Trust	3,025,901	4,083,501
Capitaland Investment Ltd.	1,485,330	3,356,188
City Developments Ltd.	285,178	1,376,236
DBS Group Holdings Ltd.	1,030,109	25,299,102
Genting Singapore Ltd.	3,438,625	2,122,794
Grab Holdings Ltd., Class A(a)	1,088,897	3,854,695
Jardine Cycle & Carriage Ltd.	57,700	1,345,228
Keppel Corp. Ltd.	828,242	4,112,905
Mapletree Logistics Trust	1,961,541	2,404,722
Mapletree Pan Asia Commercial Trust	1,383,900	1,444,298
Oversea-Chinese Banking Corp. Ltd.	1,925,587	18,008,184
Sea Ltd., Class A, ADR(a)(c)	207,479	9,118,702
Seatrium Ltd.(a)	25,741,221	2,516,991
Sembcorp Industries Ltd.	518,700	1,927,949
Singapore Airlines Ltd.(c)	843,999	3,981,323
Singapore Exchange Ltd.	419,326	2,983,090
Singapore Technologies Engineering Ltd.	887,779	2,533,589
Singapore Telecommunications Ltd.	4,695,546	8,311,559
United Overseas Bank Ltd.	719,105	14,977,591
UOL Group Ltd.	271,899	1,271,826

		119,374,515

South Africa — 0.2%
Anglo American PLC	722,584	19,841,863

Spain — 2.5%
Acciona SA	14,292	1,820,156
ACS Actividades de Construccion y Servicios SA	124,566	4,478,110
Aena SME SA(b)	42,649	6,417,717
Amadeus IT Group SA	256,177	15,473,777
Banco Bilbao Vizcaya Argentaria SA	3,392,269	27,453,389
Banco Santander SA	9,203,123	35,046,127
CaixaBank SA	2,346,350	9,347,838
Cellnex Telecom SA(b)	327,526	11,392,009
Corp. ACCIONA Energias Renovables SA	38,166	983,068

Security	Shares	Value

Spain (continued)
EDP Renovaveis SA	178,282	$2,919,798
Enagas SA	102,462	1,696,719
Endesa SA	186,084	3,787,076
Grifols SA , Class A(a)	169,623	2,196,940
Iberdrola SA	3,462,067	38,721,308
Industria de Diseno Textil SA	633,366	23,568,842
Naturgy Energy Group SA	71,678	1,950,011
Redeia Corp. SA	180,542	2,840,166
Repsol SA	726,392	11,948,425
Telefonica SA	2,943,001	12,023,163

		214,064,639

Sweden — 2.8%
Alfa Laval AB	164,527	5,636,348
Assa Abloy AB, Class B	569,957	12,384,349
Atlas Copco AB, A Shares	1,527,430	20,514,403
Atlas Copco AB, B Shares	887,593	10,380,437
Beijer Ref AB, Class B	219,516	2,309,583
Boliden AB	157,243	4,512,371
Epiroc AB, Class A	374,748	7,115,432
Epiroc AB, Class B	217,113	3,473,219
EQT AB	202,222	3,984,376
Essity AB, Class B	346,379	7,470,437
Evolution AB(b)	104,213	10,516,054
Fastighets AB Balder, Class B, B Shares(a)	374,451	1,678,595
Getinge AB, B Shares	130,593	2,294,828
H & M Hennes & Mauritz AB, B Shares	367,279	5,208,089
Hexagon AB, Class B, B Shares	1,180,622	10,047,959
Holmen AB, B Shares	53,974	2,097,983
Husqvarna AB, B Shares	198,845	1,517,418
Industrivarden AB, A Shares	71,866	1,895,048
Industrivarden AB, C Shares	89,017	2,345,695
Indutrade AB	156,096	2,882,914
Investment AB Latour, B Shares	87,360	1,535,426
Investor AB, B Shares	984,243	18,842,850
L E Lundbergforetagen AB, B Shares	44,092	1,838,471
Lifco AB, Class B, B Shares	133,090	2,328,187
Nibe Industrier AB, Class B, B Shares	855,505	5,593,072
Saab AB, Class B	45,478	2,314,627
Sagax AB, Class B	108,904	2,068,680
Sandvik AB	606,311	11,156,333
Securitas AB, B Shares	287,189	2,270,838
Skandinaviska Enskilda Banken AB, Class A	902,376	10,757,996
Skanska AB, B Shares	195,339	3,207,573
SKF AB, B Shares	191,843	3,184,889
Svenska Cellulosa AB SCA, Class B	345,913	4,736,280
Svenska Handelsbanken AB, A Shares	829,424	7,380,124
Swedbank AB, A Shares	482,787	8,874,303
Swedish Orphan Biovitrum AB(a)(c)	111,357	2,275,329
Tele2 AB, B Shares	303,791	2,323,237
Telefonaktiebolaget LM Ericsson, B Shares	1,665,166	8,112,287
Telia Co. AB	1,341,598	2,767,310
Volvo AB, Class A, A Shares	109,446	2,272,819
Volvo AB, Class B, B Shares	858,117	17,675,182
Volvo Car AB, Class B(a)	345,226	1,396,382

		241,177,733

Switzerland — 10.1%
ABB Ltd., Registered Shares	909,671	32,469,050
Adecco Group AG, Registered Shares	90,987	3,737,119
Alcon, Inc.	284,155	21,927,500
Bachem Holding AG	19,535	1,440,881
Baloise Holding AG, Registered Shares	26,216	3,795,455

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Banque Cantonale Vaudoise, Registered Shares	17,291	$1,809,368
Barry Callebaut AG, Registered Shares	2,029	3,226,604
BKW AG	12,010	2,114,262
Chocoladefabriken Lindt & Spruengli AG	544	6,045,221
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	61	6,679,239
Cie Financiere Richemont SA, Class A, Registered Shares	296,836	36,149,644
Clariant AG, Registered Shares	125,905	1,985,099
Coca-Cola HBC AG, Class DI	124,972	3,417,204
DSM-Firmenich AG	105,754	8,936,515
Dufry AG, Registered Shares(a)	54,851	2,082,469
EMS-Chemie Holding AG, Registered Shares	4,006	2,714,663
Geberit AG, Registered Shares	19,010	9,479,860
Givaudan SA, Registered Shares	5,251	17,096,367
Helvetia Holding AG, Registered Shares	21,087	2,945,613
Holcim AG, Registered Shares	296,388	18,971,472
Julius Baer Group Ltd.	117,143	7,498,073
Kuehne and Nagel International AG, Registered Shares	30,900	8,779,635
Logitech International SA, Registered Shares	93,031	6,400,383
Lonza Group AG, Registered Shares	42,347	19,587,479
Nestle SA, Registered Shares	1,518,297	171,865,141
Novartis AG, Registered Shares	1,165,580	119,039,091
Partners Group Holding AG	12,906	14,488,203
Roche Holding AG	417,677	114,403,806
Schindler Holding AG	23,154	4,612,272
Schindler Holding AG, Registered Shares	12,903	2,482,649
SGS SA	85,241	7,153,901
SIG Group AG	174,601	4,301,364
Sika AG, Registered Shares	83,227	21,086,454
Sonova Holding AG, Registered Shares	29,562	6,996,635
STMicroelectronics NV	388,651	16,759,820
Straumann Holding AG, Registered Shares	63,472	8,078,648
Swatch Group AG	16,556	4,240,355
Swatch Group AG, Registered Shares	29,131	1,422,729
Swiss Life Holding AG, Registered Shares	16,785	10,443,261
Swiss Prime Site AG, Registered Shares	43,810	4,010,750
Swiss Re AG	171,518	17,614,958
Swisscom AG, Registered Shares	14,729	8,745,934
Temenos AG, Registered Shares	36,271	2,536,803
UBS Group AG, Registered Shares(c)	1,870,282	46,069,141
VAT Group AG(b)	15,352	5,478,258
Zurich Insurance Group AG	85,559	39,147,981

		860,267,329

United Arab Emirates — 0.0%
NMC Health PLC(a)(d)	45,379	1

United Kingdom — 13.5%
3i Group PLC	553,480	13,931,442
Abrdn PLC	1,107,534	2,092,563
Admiral Group PLC	120,705	3,488,330
Ashtead Group PLC	249,186	15,111,285
Associated British Foods PLC, Series 20B	197,746	4,968,136
AstraZeneca PLC	881,339	118,878,893
Auto Trader Group PLC(b)	518,289	3,894,406
Aviva PLC	1,557,119	7,370,090
BAE Systems PLC	1,733,442	21,064,512
Barclays PLC	8,845,796	17,049,639
Barratt Developments PLC	554,198	2,971,405
Berkeley Group Holdings PLC	60,082	3,000,467

Security	Shares	Value

United Kingdom (continued)
BP PLC	9,867,107	$63,602,724
British American Tobacco PLC	1,208,122	37,933,434
BT Group PLC	3,672,064	5,214,554
Bunzl PLC	192,171	6,843,933
Burberry Group PLC	212,830	4,932,315
Centrica PLC	3,164,226	5,951,627
CNH Industrial NV	581,900	7,064,055
Coca-Cola Europacific Partners PLC	116,527	7,280,607
Compass Group PLC	985,798	23,995,880
Croda International PLC	78,340	4,679,372
DCC PLC, Series A	56,360	3,155,572
Diageo PLC	1,277,771	47,108,981
Endeavour Mining PLC	105,431	2,035,231
GSK PLC	2,328,626	42,133,676
Haleon PLC	3,150,747	13,060,117
Halma PLC	215,886	5,086,430
Hargreaves Lansdown PLC	200,593	1,886,570
HSBC Holdings PLC	11,240,870	87,964,113
Imperial Brands PLC	490,955	9,959,713
Informa PLC	791,438	7,226,990
InterContinental Hotels Group PLC	95,721	7,078,977
Intertek Group PLC	91,776	4,589,627
J Sainsbury PLC	931,253	2,867,818
JD Sports Fashion PLC	1,471,362	2,672,770
Johnson Matthey PLC	101,107	2,001,644
Kingfisher PLC(c)	1,080,744	2,933,800
Land Securities Group PLC	402,198	2,882,966
Legal & General Group PLC	3,399,287	9,172,407
Lloyds Banking Group PLC, Series L	36,621,983	19,680,442
London Stock Exchange Group PLC	241,472	24,201,733
M&G PLC	1,275,385	3,055,713
Melrose Industries PLC	768,317	4,379,711
Mondi PLC	276,110	4,606,026
National Grid PLC	2,093,806	25,040,551
NatWest Group PLC	3,294,159	9,423,126
Next PLC	68,498	6,075,198
Ocado Group PLC(a)	331,793	2,412,428
Pearson PLC	360,070	3,799,009
Persimmon PLC	182,312	2,387,647
Phoenix Group Holdings PLC	412,945	2,420,096
Prudential PLC	1,565,617	16,829,331
Reckitt Benckiser Group PLC	408,012	28,773,306
RELX PLC	1,076,845	36,332,657
Rentokil Initial PLC	1,433,022	10,639,634
Rolls-Royce Holdings PLC(a)	4,786,159	12,823,949
Sage Group PLC	582,905	7,014,624
Schroders PLC	453,464	2,240,688
Segro PLC	661,598	5,785,036
Severn Trent PLC	143,909	4,152,546
Shell PLC	3,812,436	120,832,171
Smith & Nephew PLC	496,523	6,162,130
Smiths Group PLC	197,523	3,888,827
Spirax-Sarco Engineering PLC	41,953	4,856,194
SSE PLC	620,030	12,150,310
St. James’s Place PLC	308,613	3,113,585
Standard Chartered PLC	1,348,786	12,405,497
Taylor Wimpey PLC, Series L	2,016,528	2,875,929
Tesco PLC	4,076,346	13,111,495
Unilever PLC	1,430,172	70,746,017
United Utilities Group PLC	387,756	4,480,521
Vodafone Group PLC	13,076,138	12,257,560

7

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Whitbread PLC	112,533	$4,736,838
Wise PLC, Class A(a)	349,644	2,915,806
WPP PLC	611,206	5,445,424

		1,147,188,826

Total Common Stocks — 97.9% (Cost: $6,842,942,885)		8,320,621,358

Preferred Securities

Preferred Stocks — 0.5%

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares	32,869	3,059,467
Dr Ing hc F Porsche AG(b)	64,755	6,075,773
Henkel AG & Co. KGaA	96,247	6,853,698
Porsche Automobil Holding SE	87,075	4,283,169
Sartorius AG(c)	14,851	5,029,941
Volkswagen AG, Preference Shares	117,259	13,472,985

		38,775,033

Total Preferred Securities — 0.5% (Cost: $42,022,207)		38,775,033

Total Long-Term Investments — 98.4% (Cost: $6,884,965,092)		8,359,396,391

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	35,589,840	$35,600,517
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(e)(f)	23,511,575	23,511,575

Total Short-Term Securities — 0.7% (Cost: $59,112,780)		59,112,092

Total Investments — 99.1% (Cost: $6,944,077,872)		8,418,508,483
Other Assets Less Liabilities — 0.9%		79,761,464

Net Assets — 100.0%		$8,498,269,947

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$66,124,984	$—		$(30,538,661	)(a)	$24,943	$(10,749)	$35,600,517	35,589,840	$210,399	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	16,740,802	6,770,773	(a)	—		—	—	23,511,575	23,511,575	695,992		—
iShares MSCI EAFE ETF(c)	—	650,264,017		(657,835,539)		7,571,522	—	—	—	—		—

						$7,596,465	$(10,749)	$59,112,092		$906,391		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Nikkei 225 Index	284	12/07/23	$30,366	$(649,008)
Euro Stoxx 50 Index	1,054	12/15/23	46,685	(1,253,845)
FTSE 100 Index	355	12/15/23	33,092	(483,268)
SPI 200 Index	142	12/21/23	16,066	(386,962)

				$(2,773,083)

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares MSCI EAFE International Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks

Australia	$—	$675,739,357	$—	$675,739,357
Austria	—	15,740,911	—	15,740,911
Belgium	1,926,870	65,165,205	—	67,092,075
Chile	—	3,892,802	—	3,892,802
China	1,815,870	10,652,346	—	12,468,216
Denmark	—	272,901,149	—	272,901,149
Finland	—	92,620,960	—	92,620,960
France	—	975,428,968	—	975,428,968
Germany	—	651,424,141	—	651,424,141
Hong Kong	—	178,354,831	—	178,354,831
Ireland	6,041,701	92,139,165	—	98,180,866
Isle of Man	—	4,119,472	—	4,119,472
Israel	24,384,912	33,906,555	—	58,291,467
Italy	—	181,817,564	—	181,817,564
Japan	1,829,997	1,918,390,800	—	1,920,220,797
Jordan	—	2,314,130	—	2,314,130
Luxembourg	—	15,851,816	—	15,851,816
Macau	—	4,214,980	—	4,214,980
Netherlands	1,993,853	390,429,852	—	392,423,705
New Zealand	3,390,511	16,869,578	—	20,260,089
Norway	—	60,177,911	—	60,177,911
Portugal	—	15,170,245	—	15,170,245
Singapore	12,973,397	106,401,118	—	119,374,515
South Africa	—	19,841,863	—	19,841,863
Spain	—	214,064,639	—	214,064,639
Sweden	—	241,177,733	—	241,177,733
Switzerland	—	860,267,329	—	860,267,329
United Arab Emirates	—	—	1	1
United Kingdom	11,433,153	1,135,755,673	—	1,147,188,826
Preferred Securities
Preferred Stocks	—	38,775,033	—	38,775,033
Short-Term Securities
Money Market Funds	59,112,092	—	—	59,112,092

	$124,902,356	$8,293,606,126	$1	$8,418,508,483

9

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares MSCI EAFE International Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(2,773,083)	$—	$(2,773,083)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

CVA	Certificaten Van Aandelen (Dutch Certificate)

FTSE	Financial Times Stock Exchange

REIT	Real Estate Investment Trust

SCA	Societe en Commandite par Actions

S C H E D U L E O F I N V E S T M E N T S	10